2023 QUARTERLY REPORT
LifePoints
®
Funds
July 31, 2023
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 31 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
July 31, 2023 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2023. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 61,627 1,743
Domestic Equities - 10.1%
Multifactor U.S. Equity Fund Class Y 433,900 7,077
U.S. Small Cap Equity Fund Class Y 66,683 1,778
8,855
Fixed Income - 66.0%
Multifactor Bond Fund Class Y 550,170 4,390
Short Duration Bond Fund Class Y 478,633 8,783
Strategic Bond Fund Class Y 4,944,217 44,894
58,067
International Equities - 7.0%
Emerging Markets Fund Class Y 111,363 1,777
Global Equity Fund Class Y 196,527 1,767
Multifactor International Equity Fund Class Y 262,736 2,649
6,193
Multi-Asset - 15.0%
Multi-Strategy Income Fund Class Y 1,430,787 13,220
Total Investments in Affiliated Funds
(cost $90,861) 88,078
Total Investments - 100.1%
(identified cost $90,861) 88,078
Other Assets and Liabilities, Net - (0.1)%
(82)
Net Assets - 100.0%
87,996

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 159,983 4,526
Domestic Equities - 16.3%
Multifactor U.S. Equity Fund Class Y 1,224,049 19,964
U.S. Small Cap Equity Fund Class Y 173,813 4,636
24,600
Fixed Income - 50.5%
Multifactor Bond Fund Class Y 2,633,425 21,015
Strategic Bond Fund Class Y 5,756,826 52,272
Unconstrained Total Return Fund Class Y 352,062 3,017
76,304
International Equities - 20.3%
Emerging Markets Fund Class Y 193,873 3,094
Global Equity Fund Class Y 2,385,243 21,443
Multifactor International Equity Fund Class Y 607,834 6,127
30,664
Multi-Asset - 10.0%
Multi-Strategy Income Fund Class Y 1,643,957 15,190
Total Investments in Affiliated Funds
(cost $153,184) 151,284
Total Investments - 100.1%
(identified cost $153,184) 151,284
Other Assets and Liabilities, Net - (0.1)%
(122)
Net Assets - 100.0%
151,162

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.0%
Global Infrastructure Fund Class Y 1,645,134 14,379
Global Real Estate Securities Fund Class Y 514,995 14,569
28,948
Domestic Equities - 17.9%
Multifactor U.S. Equity Fund Class Y 6,369,329 103,884
U.S. Small Cap Equity Fund Class Y 984,055 26,244
130,128
Fixed Income - 31.0%
Strategic Bond Fund Class Y 23,209,212 210,740
Unconstrained Total Return Fund Class Y 1,664,235 14,262
225,002
International Equities - 39.2%
Emerging Markets Fund Class Y 934,926 14,921
Global Equity Fund Class Y 26,717,813 240,193
Multifactor International Equity Fund Class Y 2,920,886 29,443
284,557
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 6,305,947 58,267
Total Investments in Affiliated Funds
(cost $700,740) 726,902
Total Investments - 100.1%
(identified cost $700,740) 726,902
Other Assets and Liabilities, Net - (0.1)%
(509)
Net Assets - 100.0%
726,393

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.9%
Global Infrastructure Fund Class Y 1,513,492 13,228
Global Real Estate Securities Fund Class Y 720,247 20,376
33,604
Domestic Equities - 21 .9%
Multifactor U.S. Equity Fund Class Y 7,044,891 114,902
U.S. Small Cap Equity Fund Class Y 1,318,483 35,164
150,066
Fixed Income - 13.2%
Strategic Bond Fund Class Y 8,474,022 76,944
Unconstrained Total Return Fund Class Y 1,526,871 13,085
90,029
International Equities - 50.1%
Emerging Markets Fund Class Y 1,307,894 20,874
Global Equity Fund Class Y 31,570,327 283,817
Multifactor International Equity Fund Class Y 3,723,141 37,530
342,221
Multi-Asset - 10.0%
Multi-Asset Growth Strategy Fund Class Y 6,881,138 68,123
Total Investments in Affiliated Funds
(cost $630,436) 684,043
Total Investments - 100.1%
(identified cost $630,436) 684,043
Other Assets and Liabilities, Net - (0.1)%
(454)
Net Assets - 100.0%
683,589

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — July 31, 2023 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.9%
Global Infrastructure Fund Class Y 697,291 6,094
Global Real Estate Securities Fund Class Y 434,584 12,295
18,389
Domestic Equities - 25.2%
Multifactor U.S. Equity Fund Class Y 3,636,247 59,307
U.S. Small Cap Equity Fund Class Y 708,552 18,897
78,204
Fixed Income - 3.8%
Strategic Bond Fund Class Y 1,311,407 11,907
International Equities - 55.2%
Emerging Markets Fund Class Y 687,858 10,978
Global Equity Fund Class Y 15,244,159 137,045
Multifactor International Equity Fund Class Y 2,308,967 23,275
171,298
Multi-Asset - 9.9%
Multi-Asset Growth Strategy Fund Class Y 3,121,111 30,899
Total Investments in Affiliated Funds
(cost $293,480) 310,697
Total Investments - 100.0%
(identified cost $293,480) 310,697
Other Assets and Liabilities, Net - (0.0)%
(111)
Net Assets - 100.0%
310,586

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — July 31, 2023 (Unaudited)
8 Notes to Quarterly Report
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on March 23, 2023. As of July 31, 2023, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Small Cap Equity, Global Equity, Emerging Markets, Multifactor U.S. Equity,
and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the
Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond, and Multifactor
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-
Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may modify the target allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Asset Allocation*
Conservative
Strategy
Fund
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity
Growth
Strategy
Fund
Equity 17% 36% 56% 71% 80%
Fixed Income 66% 51% 32% 14% 4%
Multi-Asset 15% 10% 8% 10% 10%
Alternative# 2% 3% 4% 5% 6%

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
Notes to Quarterly Report 9
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Trustees have designated RIM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of July 31, 2023, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
10 Notes to Quarterly Report
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
London Interbank Offered Rate (“LIBOR”)
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that historically relied in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money.
The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced plans to phase out the use of LIBOR by the end of 2021. After June 30, 2023, all tenors of LIBOR have either ceased to be published or, in the case of
1-month, 3-month and 6-month U.S. dollar LIBOR settings, are no longer being published on a representative basis. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar
LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S.
Treasury securities, the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace British Pound Sterling
LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, and other rates derived from markets connected to SOFR, such as Term SOFR. On April 3, 2023, the FCA announced its decision to require
LIBOR’s administrator to publish an unrepresentative “synthetic LIBOR” using a changed methodology until at least the end of September 2024. The impact of synthetic LIBOR is uncertain and some LIBOR contracts may use synthetic LIBOR instead of other alternative reference rates. Accordingly, synthetic LIBOR may be a significant factor in the cost of financing certain
Underlying Fund investments or the value or return on certain other Underlying Fund investments.
Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on an Underlying Fund or on certain instruments in which an Underlying Fund invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that were tied to LIBOR or continue to be tied to synthetic LIBOR and may result in a reduction in value of certain instruments held by an Underlying Fund. The unavailability of LIBOR may affect the value, liquidity or return on certain Underlying Fund investments and may result in additional costs in connection with closing out positions and entering into new trades. Pricing adjustments to an Underlying Fund’s investments resulting from a substitute reference rate may adversely affect the Underlying Fund’s performance and/or NAV. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to
LIBOR. The impact of any substitute reference rate will vary on an investment-by-investment basis. These developments could negatively impact financial markets in general and present heightened risks to the Underlying Funds, including with respect to their performance, liquidity and volatility.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
Notes to Quarterly Report 11
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. Russell
Investments Fund Services, LLC (“RIFUS”) is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’
administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’
transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments
Group, Ltd. Each of the Funds pays an annual advisory fee to RIM and an annual administrative fee and annual transfer agency fee to RIFUS.  Transfer agency fees are class-level expenses and may differ by class.
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for
RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the
Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the
Class A, Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted shareholder services plans under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class R4 and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A,
Class C, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
4. Federal Income Taxes
As of July 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Cost of Investments
$ 93,277,010 $ 155,479,896 $ 710,561,456
Unrealized Appreciation
$ 6,110,411 $ 25,601,709 $ 39,879,620
Unrealized Depreciation
(11,308,930) (29,797,284) (23,538,713)

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2023 (Unaudited)
12 Notes to Quarterly Report
5. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and determined no events have occurred that require disclosure except the following:
Effective on or about September 13, 2023:
- The Conservative Strategy Fund’s approximate target strategic allocation will be 18% to equity, 72% to fixed income, 8%
to multi-asset and 2% to alternative asset classes.
- The Moderate Strategy Fund’s approximate target strategic allocation will be 37% to equity, 52% to fixed income, 8% to multi-asset and 3% to alternative asset classes.
- The Balanced Strategy Fund's approximate target strategic allocation will be 56% to equity, 31.5% to fixed income, 8% to multi-asset and 4.5% to alternative asset classes.
- The Growth Strategy Fund’s approximate target strategic allocation will be 72% to equity, 14.5% to fixed income, 8% to multi-asset and 5.5% to alternative asset classes.
- The Equity Growth Strategy Fund’s approximate target strategic allocation will be 81% to equity, 4.5% to fixed income,
8% to multi-asset and 6.5% to alternative asset classes.
- The U.S. Strategic Equity Fund will be added as an equity Underlying Fund in which the Funds may invest and the
Unconstrained Total Return Fund will no longer be an Underlying Fund.
- The Multifactor Bond Fund will be renamed the Long Duration Bond Fund and will change certain of its investment strategies. For more information regarding these changes, please see the supplement dated July 27, 2023 to the Underlying
Fund’s prospectus dated March 1, 2023.
At a meeting held on May 23, 2023, the Board, upon the recommendation of RIM, approved the liquidation of the Unconstrained
Total Return Fund pursuant to a Plan of Liquidation and Dissolution of Sub-Trust (the “Plan”). The Plan provides for the liquidation of the Underlying Fund’s assets on or before September 27, 2023. Effective July 5, 2023, the Underlying Fund is no
longer pursuing its investment strategy or engaging in any business activities except for the purpose of winding up its business affairs, which includes liquidating its holdings, and distributing its investment income, capital gains and remaining assets to shareholders. The Underlying Fund may liquidate prior to September 27, 2023 in the event that all Shares are redeemed prior to the planned liquidation date. For more information regarding the liquidation, please see the supplement dated May 24, 2023 to the Underlying Fund’s prospectus dated March 1, 2023.
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Net Unrealized Appreciation (Depreciation)
$ (5,198,519) $ (4,195,575) $ 16,340,907
Growth Strategy
Fund
Equity Growth
Strategy Fund
Cost of Investments
$ 637,949,366 $ 297,529,875
Unrealized Appreciation
$ 58,760,070 $ 17,012,837
Unrealized Depreciation
(12,666,422) (3,845,556)
Net Unrealized Appreciation (Depreciation)
$ 46,093,648 $ 13,167,281

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com